UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON D.C. 20549

                 FORM 13F

           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [ ]; Amendment Number:



This Amendment (Check only one.) [ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Weik Investment Services, Inc.

Address:  1075 Berkshire Blvd.

          Suite 825

          Wyomissing, PA  19610


13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing the Report on Behalf of Reporting Manager:


Name:     Thomas W. Weik

Title:    President

Phone:    610-376-2240

Signature, Place, and Date of Signing:

   Thomas W. Weik   Wyomissing, Pennsylvania   May 5, 2005


Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.


[ ]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager.

                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0


Form 13F Information Table Entry Total: 80


Form 13F Information Table Value Total: $98925





List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      406     8700 SH       SOLE                     8250               450
Altria Group                   COM              02209S103     2246    34349 SH       SOLE                    31774              2575
American Int'l Group           COM              026874107     1123    20261 SH       SOLE                    17086              3175
Anheuser-Busch                 COM              035229103     1813    38250 SH       SOLE                    33575              4675
Arrow International            COM              042764100      845    24600 SH       SOLE                    17200              7400
Berkshire Hathaway A           COM              084670108     3828       44 SH       SOLE                       28                16
Berkshire Hathaway B           COM              084670207     5723     2004 SH       SOLE                     1773               231
Block (H&R)                    COM              093671105     1582    31275 SH       SOLE                    30725               550
Brown Forman B                 COM              115637209      235     4300 SH       SOLE                     2300              2000
Burlington Resources           COM              122014103     1164    23250 SH       SOLE                    22500               750
Cablevision Systems            COM              12686C109     1330    47420 SH       SOLE                    36704             10716
Carpenter Technology           COM              144285103      267     4500 SH       SOLE                     4500
Citigroup, Inc.                COM              172967101     2336    51971 SH       SOLE                    43012              8959
Coca-Cola Co.                  COM              191216100      942    22600 SH       SOLE                    18675              3925
Comcast A SPCL                 COM              20030N200     1078    32225 SH       SOLE                    28400              3825
Comcast Corp. A                COM              20030N101      283     8387 SH       SOLE                     8387
Costco Wholesale               COM              22160K105     1248    28250 SH       SOLE                    25550              2700
Diageo PLC ADR                 COM              25243Q205      806    14165 SH       SOLE                    13365               800
Dover Corp.                    COM              260003108     2662    70450 SH       SOLE                    59250             11200
Dress Barn                     COM              261570105      350    19200 SH       SOLE                    19200
Dupont (E.I.)                  COM              263534109      307     6000 SH       SOLE                     2400              3600
El Paso Corp.                  COM              28336L109      106    10000 SH       SOLE                    10000
Ethan Allen                    COM              297602104      617    19275 SH       SOLE                    16800              2475
Exxon Mobil                    COM              30231G102     3072    51543 SH       SOLE                    35562             15981
Freddie Mac                    COM              313400301     1006    15925 SH       SOLE                    12050              3875
Fulton Financial               COM              360271100     1316    60400 SH       SOLE                    53934              6466
Gannett Co.                    COM              364730101      971    12278 SH       SOLE                    10278              2000
General Electric               COM              369604103      792    21950 SH       SOLE                    20350              1600
Genuine Parts                  COM              372460105      425     9775 SH       SOLE                     8375              1400
Harley Davidson                COM              412822108      793    13725 SH       SOLE                    13100               625
Hasbro, Inc.                   COM              418056107      600    29325 SH       SOLE                    16125             13200
Hershey Foods                  COM              427866108      593     9805 SH       SOLE                     5455              4350
Hillenbrand Ind.               COM              431573104     1194    21525 SH       SOLE                    19125              2400
IAC/InterActive Corp           COM              45840Q101      641    28800 SH       SOLE                    25550              3250
Int'l Business Machines        COM              459200101      231     2525 SH       SOLE                     2525
Interpublic Group              COM              460690100      482    39250 SH       SOLE                    36250              3000
J & J Snack Foods              COM              466032109      269     5750 SH       SOLE                     5750
Johnson & Johnson              COM              478160104     2095    31200 SH       SOLE                    26200              5000
Laboratory Corp                COM              50540R409      628    13025 SH       SOLE                    12325               700
Liberty Media Corp.            COM              530718105     3112   300142 SH       SOLE                   233256             66886
Liberty Media Intrnl A         COM              530719103      733    16764 SH       SOLE                    12766              3998
Lockheed Martin                COM              539830109      372     6100 SH       SOLE                     5800               300
Loews Corp.                    COM              540424108      663     9020 SH       SOLE                     6020              3000
Manpower, Inc.                 COM              56418H100      531    12200 SH       SOLE                     9400              2800
Marathon Oil                   COM              565849106      767    16350 SH       SOLE                    16350
Martin Marietta Matrls.        COM              573284106     3059    54700 SH       SOLE                    43150             11550
McGrath Rentcorp               COM              580589109      234    10000 SH       SOLE                    10000
McKesson Corp.                 COM              58155Q103     1367    36225 SH       SOLE                    32725              3500
Medical Services Intl          COM              58463C101        4  1000000 SH       SOLE                  1000000
Mohawk Industries              COM              608190104     2679    31775 SH       SOLE                    26850              4925
Montpelier Re Holdings         COM              G62185106      931    26500 SH       SOLE                    23575              2925
Nat'l Penn Bancshares          COM              637138108      392    15941 SH       SOLE                    14564              1377
Neiman Marcus A                COM              640204202      455     4975 SH       SOLE                     4975
Nestle Reg ADR                 COM              641069406     3356    48895 SH       SOLE                    40745              8150
Newell Rubbermaid              COM              651229106      428    19500 SH       SOLE                    18000              1500
PepsiCo, Inc.                  COM              713448108      387     7300 SH       SOLE                     7300
Pfizer, Inc.                   COM              717081103     2344    89239 SH       SOLE                    63789             25450
Procter & Gamble               COM              742718109      276     5200 SH       SOLE                     5200
Progressive Corp.              COM              743315103     7500    81740 SH       SOLE                    62615             19125
Pulitzer, Inc.                 COM              745769109      268     4200 SH       SOLE                     4200
Respironics Inc.               COM              761230101      233     4000 SH       SOLE                     4000
Risk, George Ind.              COM              767720204      155    26800 SH       SOLE                    26800
Schering Plough                COM              806605101      221    12150 SH       SOLE                    10750              1400
Scripps (E.W.) Co.             COM              811054204     1562    32040 SH       SOLE                    28690              3350
Sovereign Bancorp              COM              845905108     1356    61174 SH       SOLE                    61174
T J X Companies                COM              872540109     4199   170475 SH       SOLE                   142775             27700
Telephone & Data Sys.          COM              879433100      814     9975 SH       SOLE                     9575               400
Thor Industries                COM              885160101      743    24850 SH       SOLE                    20850              4000
Tiffany & Company              COM              886547108     1440    41715 SH       SOLE                    36240              5475
Time Warner                    COM              887317105      601    34232 SH       SOLE                    32232              2000
Transatlantic Holdings         COM              893521104      426     6435 SH       SOLE                     6092               343
Tyco International             COM              902124106     1224    36200 SH       SOLE                    27350              8850
Unitrin, Inc.                  COM              913275103      715    15750 SH       SOLE                     9750              6000
Verizon Communications         COM              92343V104     1211    34119 SH       SOLE                    28700              5419
Viacom Inc. Class B            COM              925524308      432    12417 SH       SOLE                    10992              1425
Wachovia Corp.                 COM              929903102     1592    31270 SH       SOLE                    31270
Washington Post Cl B           COM              939640108     1529     1710 SH       SOLE                     1595               115
Waste Management               COM              94106L109     1294    44850 SH       SOLE                    35550              9300
Wells Fargo                    COM              949746101     1410    23574 SH       SOLE                    17750              5824
Whirlpool Corp.                COM              963320106     1504    22205 SH       SOLE                    18455              3750